OTHER PAYABLES AND ACCRUED EXPENSES (Details) - CNY (¥) ¥ in Thousands	Aug. 06, 2025	Sep. 30, 2025	Sep. 30, 2024
OTHER PAYABLES AND ACCRUED EXPENSES
Payable for purchase of plant and equipment		¥ 823	¥ 1,245
Professional fee payable		5,102	4,751
Salaries and bonus payable		8,863	12,360
Accrued interest		852	398
Deferred government subsidies		363	363
Payable for penalty		5,282	6,483
Payable for third party		18,833	11,842
Borrowing for third party		15,537	18,624
Stock issuance and options			8,202
Others		330	3
Other payables and accrued expenses		¥ 55,985	64,271
Beijing Origin
OTHER PAYABLES AND ACCRUED EXPENSES
Borrowing from third party			¥ 17,500
Borrowing interest rate	4.60%